Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Contrarian Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 13.3%
Entertainment 2.1%
Endeavor Group Holdings, Inc., Class A	440,678	8,769,492
Take-Two Interactive Software, Inc.(a)	135,026	18,956,300
Total		27,725,792
Interactive Media & Services 9.2%
Alphabet, Inc., Class A(a)	253,882	33,222,999
Alphabet, Inc., Class C(a)	241,719	31,870,650
Match Group, Inc.(a)	155,909	6,107,735
Meta Platforms, Inc., Class A(a)	112,112	33,657,143
Pinterest, Inc., Class A(a)	374,082	10,111,436
ZoomInfo Technologies, Inc.(a)	300,864	4,934,170
Total		119,904,133
Media 0.9%
Comcast Corp., Class A	247,374	10,968,563
Wireless Telecommunication Services 1.1%
T-Mobile US, Inc.(a)	101,112	14,160,736
Total Communication Services		172,759,224
Consumer Discretionary 6.6%
Automobiles 1.5%
Tesla, Inc.(a)	74,450	18,628,879
Broadline Retail 4.0%
Amazon.com, Inc.(a)	410,962	52,241,489
Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp.	4,846	1,276,630
Specialty Retail 0.4%
Lowe’s Companies, Inc.	23,919	4,971,325
Textiles, Apparel & Luxury Goods 0.6%
Tapestry, Inc.	278,697	8,012,539
Total Consumer Discretionary		85,130,862
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.6%
Consumer Staples Distribution & Retail 2.3%
Dollar Tree, Inc.(a)	22,457	2,390,548
Sysco Corp.	60,267	3,980,635
Walmart, Inc.	143,556	22,958,911
Total		29,330,094
Food Products 0.7%
Mondelez International, Inc., Class A	128,846	8,941,913
Household Products 1.3%
Procter & Gamble Co. (The)	119,780	17,471,111
Personal Care Products 1.3%
Coty, Inc., Class A(a)	610,349	6,695,528
Kenvue, Inc.	509,285	10,226,443
Total		16,921,971
Total Consumer Staples		72,665,089
Energy 4.3%
Oil, Gas & Consumable Fuels 4.3%
Canadian Natural Resources Ltd.	243,351	15,737,509
Chevron Corp.	153,079	25,812,181
EOG Resources, Inc.	108,167	13,711,249
Total		55,260,939
Total Energy		55,260,939
Financials 12.5%
Banks 2.5%
Bank of America Corp.	264,351	7,237,930
JPMorgan Chase & Co.	117,873	17,093,943
Wells Fargo & Co.	187,385	7,656,551
Total		31,988,424
Capital Markets 2.8%
BlackRock, Inc.	33,421	21,606,342
MSCI, Inc.	6,469	3,319,115
S&P Global, Inc.	29,661	10,838,426
Total		35,763,883
Consumer Finance 0.2%
American Express Co.	21,446	3,199,529
2	Columbia Variable Portfolio – Contrarian Core Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 6.2%
Berkshire Hathaway, Inc., Class B(a)	104,883	36,740,515
MasterCard, Inc., Class A	55,402	21,934,206
Visa, Inc., Class A	94,629	21,765,616
Total		80,440,337
Insurance 0.8%
Aon PLC, Class A	33,230	10,773,830
Total Financials		162,166,003
Health Care 14.3%
Biotechnology 3.4%
AbbVie, Inc.	136,998	20,420,922
BioMarin Pharmaceutical, Inc.(a)	95,006	8,406,131
Vertex Pharmaceuticals, Inc.(a)	45,822	15,934,142
Total		44,761,195
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	53,658	5,196,777
Boston Scientific Corp.(a)	179,111	9,457,061
GE HealthCare Technologies, Inc.	140,711	9,573,976
Medtronic PLC	197,954	15,511,676
Total		39,739,490
Health Care Providers & Services 2.9%
Elevance Health, Inc.	47,386	20,632,812
UnitedHealth Group, Inc.	34,764	17,527,661
Total		38,160,473
Life Sciences Tools & Services 2.3%
Danaher Corp.	39,075	9,694,508
IQVIA Holdings, Inc.(a)	35,815	7,046,601
Thermo Fisher Scientific, Inc.	26,191	13,257,098
Total		29,998,207
Pharmaceuticals 2.6%
Eli Lilly & Co.	62,297	33,461,588
Total Health Care		186,120,953
Industrials 9.1%
Aerospace & Defense 1.4%
RTX Corp.	247,526	17,814,446
Electrical Equipment 1.1%
Emerson Electric Co.	148,220	14,313,605
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 3.0%
Uber Technologies, Inc.(a)	429,231	19,740,333
Union Pacific Corp.	94,817	19,307,586
Total		39,047,919
Industrial Conglomerates 2.1%
General Electric Co.	141,322	15,623,147
Honeywell International, Inc.	60,571	11,189,887
Total		26,813,034
Machinery 1.5%
Parker-Hannifin Corp.	50,640	19,725,293
Total Industrials		117,714,297
Information Technology 27.4%
Electronic Equipment, Instruments & Components 1.8%
TE Connectivity Ltd.	131,341	16,224,554
Zebra Technologies Corp., Class A(a)	27,353	6,469,805
Total		22,694,359
IT Services 2.3%
Accenture PLC, Class A	46,379	14,243,454
International Business Machines Corp.	110,396	15,488,559
Total		29,732,013
Semiconductors & Semiconductor Equipment 6.6%
Advanced Micro Devices, Inc.(a)	66,467	6,834,137
Entegris, Inc.	57,200	5,371,652
Lam Research Corp.	22,642	14,191,326
Marvell Technology, Inc.	104,535	5,658,480
NVIDIA Corp.	102,766	44,702,182
QUALCOMM, Inc.	85,062	9,446,986
Total		86,204,763
Software 10.7%
Adobe, Inc.(a)	29,697	15,142,500
Intuit, Inc.	49,250	25,163,795
Microsoft Corp.	288,389	91,058,827
Palo Alto Networks, Inc.(a)	31,311	7,340,551
Total		138,705,673
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	456,956	78,235,437
Total Information Technology		355,572,245

Columbia Variable Portfolio – Contrarian Core Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.5%
Chemicals 1.1%
Sherwin-Williams Co. (The)	56,857	14,501,378
Containers & Packaging 0.7%
Avery Dennison Corp.	52,014	9,501,397
Metals & Mining 0.7%
Newmont Corp.	238,632	8,817,453
Total Materials		32,820,228
Real Estate 1.2%
Specialized REITs 1.2%
American Tower Corp.	92,508	15,212,941
Total Real Estate		15,212,941
Utilities 1.2%
Multi-Utilities 1.2%
DTE Energy Co.	80,512	7,993,231
Public Service Enterprise Group, Inc.	130,318	7,416,398
Total		15,409,629
Total Utilities		15,409,629
Total Common Stocks (Cost $981,384,106)		1,270,832,410

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	25,681,300	25,673,596
Total Money Market Funds (Cost $25,672,137)		25,673,596
Total Investments in Securities (Cost: $1,007,056,243)		1,296,506,006
Other Assets & Liabilities, Net		449,858
Net Assets		1,296,955,864

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	37,684,790	202,979,562	(214,989,294)	(1,462)	25,673,596	(2,245)	779,386	25,681,300
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Contrarian Core Fund | Third Quarter Report 2023

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3QT7002_12_B01_(11/23)